Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Operating activities
Net loss and comprehensive loss for the year	$ (36,677,299)	$ (28,128,292)
Adjustments for:
Depreciation of property and equipment	162,756	163,911
Amortization of intangible assets	210,358	84,444
Share-based compensation (note 12)	14,277,406	4,156,762
Change in derivative liability	(238,176)	(181,725)
Unrealized foreign exchange gain on cash	(1,890,071)	(762,039)
Accretion on lease liability	25,724	15,926
Shares for services		16,449
Accounts receivable	42,379	67,178
Other receivables	(124,128)	133,147
Prepaid expenses	214,933	546,471
Accounts payable and accrued liabilities	(1,064,749)	(1,292,673)
Net cash used in operating activities	(25,060,867)	(25,180,441)
Investing activities
Purchase of property and equipment	(21,290)	(64,312)
Net cash used in investing activities	(21,290)	(64,312)
Financing activities
Issuance of units	21,355,588
Share issuance costs	(2,651,229)
Proceeds from stock options exercised	177,510
Payment of lease liability	(41,532)	(55,376)
Net cash provided by (used in) financing activities	18,840,337	(55,376)
Net change in cash and cash equivalents	(6,241,820)	(25,300,129)
Cash and cash equivalents, beginning of year	34,931,778	59,469,868
Impact of foreign exchange on cash and cash equivalents	1,890,071	762,039
Cash and cash equivalents, end of year	$ 30,580,029	$ 34,931,778